Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 4,327,885	$ 5,022,167
Less: allowance for credit losses	(86,349)	(59,742)
Accounts receivable, net	$ 4,241,536	$ 4,962,425